OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
OTHER INTANGIBLE ASSETS
NOTE 20: OTHER INTANGIBLE ASSETS

	Brands £m	Core deposit intangible £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:
At 1 January 2021	584	2,770	1,002	50	5,855	10,261
Additions	–	–	–	–	986	986
Disposals and write-offs	–	–	–	–	(460)	(460)
At 31 December 2021	584	2,770	1,002	50	6,381	10,787
Exchange and other adjustments	–	–	–	–	1	1
Additions	–	–	–	–	1,395	1,395
Disposals	–	–	–	–	(186)	(186)
At 31 December 2022	584	2,770	1,002	50	7,591	11,997
Accumulated amortisation:
At 1 January 2021	204	2,770	551	50	2,574	6,149
Charge for the year (note 9)	–	–	70	–	884	954
Disposals and write-offs	–	–	–	–	(460)	(460)
At 31 December 2021	204	2,770	621	50	2,998	6,643
Exchange and other adjustments	–	–	1	–	(10)	(9)
Charge for the year (note 9)	–	–	70	–	825	895
Disposals	–	–	–	–	(186)	(186)
At 31 December 2022	204	2,770	692	50	3,627	7,343
Balance sheet amount at 31 December 2022	380	–	310	–	3,964	4,654
Balance sheet amount at 31 December 2021	380	–	381	–	3,383	4,144
Brands arising from the acquisition of Bank of Scotland in 2009 are recognised on the Group’s balance sheet and have been determined to have an indefinite useful life. The carrying value at 31 December 2022 was £380 million (2021: £380 million). The Bank of Scotland name has been in existence for over 300 years and there are no indications that the brand should not have an indefinite useful life. The recoverable amount has been based on a value-in-use calculation. The calculation uses post-tax projections for a four-year period of the income generated by the Bank of Scotland cost generating unit, a discount rate of 10 per cent and a future growth rate of 3.5 per cent. Management believes that any reasonably possible change in the key assumptions would not cause the recoverable amount of the Bank of Scotland brand to fall below its balance sheet carrying value.